Shareholders' equity - Summary of Valuation Allowance of Other Equity Instruments (Details) - PSU - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in dollars per shares)	$ 4.05	$ 3.69
Expected volatility	64.00%	60.00%
Time to expiry		2 years 6 months 7 days
Risk-free interest rate	4.40%	4.08%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in dollars per shares)	$ 3.44
Time to expiry	2 years 1 month 9 days
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in dollars per shares)	$ 4.69
Time to expiry	2 years 9 months 29 days